SHARE-BASED COMPENSATION - Assumptions used in determining the fair value of share options granted (Details) - Kaixin Auto Group 2021 Plan	12 Months Ended
Dec. 31, 2022 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	2.50%
Risk-free interest rate, maximum	3.00%
Volatility, minimum	45.00%
Volatility, maximum	46.00%
Expected term (in years)	10 years
Exercise price	$ 0.01
Dividend yield	0.00%
Fair value of the shares	$ 0.29
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the shares	2.12
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the shares	$ 3.36